Schedule of Investments (unaudited)
July 31, 2026
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.6%
AH Realty Trust, Inc.	285,282	$ 1,985,563
Alpine Income Property Trust, Inc.	58,616	1,182,871
American Assets Trust, Inc.	182,322	4,300,976
Broadstone Net Lease, Inc.	712,585	15,256,445
CTO Realty Growth, Inc.	122,348	2,687,986
Essential Properties Realty Trust, Inc.	807,870	25,278,252
Gladstone Commercial Corp.	181,706	2,271,325
Global Net Lease, Inc.	712,127	6,209,747
NexPoint Diversified Real Estate Trust	145,725	658,677
WP Carey, Inc.	828,663	60,989,597
		120,821,439
Health Care REITs — 19.5%
Alexandria Real Estate Equities, Inc.	643,709	33,118,828
American Healthcare REIT, Inc.	715,617	39,788,305
CareTrust REIT, Inc.	831,463	34,871,558
Chiron Real Estate, Inc.	47,488	1,685,824
Community Healthcare Trust, Inc.	102,801	1,882,286
Diversified Healthcare Trust	819,336	7,292,090
Healthcare Realty Trust, Inc.	1,256,349	26,395,893
Healthpeak Properties, Inc.	2,600,124	56,760,707
Janus Living, Inc., Class A	175,128	5,290,617
LTC Properties, Inc.	182,658	7,350,158
Medical Properties Trust, Inc.	1,869,677	8,656,605
National Health Investors, Inc.	178,010	13,644,467
National Healthcare Properties, Inc.	167,925	2,567,573
Omega Healthcare Investors, Inc.	1,117,064	56,556,950
Sabra Health Care REIT, Inc.	935,261	19,799,475
Universal Health Realty Income Trust	48,456	2,103,960
Ventas, Inc.	1,816,165	169,829,589
Welltower, Inc.	1,796,230	421,108,161
		908,703,046
Hotel & Resort REITs — 3.6%
Apple Hospitality REIT, Inc.	805,799	13,303,741
Braemar Hotels & Resorts, Inc.	234,609	532,562
Chatham Lodging Trust	165,219	2,202,369
DiamondRock Hospitality Co.	754,830	9,993,949
Host Hotels & Resorts, Inc.	2,544,736	63,949,216
Park Hotels & Resorts, Inc.	691,032	10,406,942
Pebblebrook Hotel Trust	389,921	7,447,491
RLJ Lodging Trust	461,457	5,652,848
Ryman Hospitality Properties, Inc.	229,830	30,716,780
Service Properties Trust	430,197	3,454,482
Summit Hotel Properties, Inc.	385,279	2,650,720
Sunstone Hotel Investors, Inc.	670,388	7,890,467
Xenia Hotels & Resorts, Inc.	344,574	7,091,333
		165,292,900
Industrial REITs — 12.0%
Americold Realty Trust, Inc.	1,073,379	15,123,910
EastGroup Properties, Inc.	199,981	41,798,029
First Industrial Realty Trust, Inc.	494,403	32,551,494
Industrial Logistics Properties Trust	210,976	1,816,503
Innovative Industrial Properties, Inc.	105,499	6,204,396
Lineage, Inc.	261,155	11,065,137
LXP Industrial Trust	215,053	13,017,158
One Liberty Properties, Inc.	66,063	1,605,992
Prologis, Inc.	2,415,315	349,278,702
Rexford Industrial Realty, Inc.	844,779	31,907,303
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	717,389	$ 27,447,303
Terreno Realty Corp.	391,858	28,076,626
		559,892,553
Office REITs — 3.8%
Brandywine Realty Trust	630,166	1,915,705
BXP, Inc.	593,875	41,642,515
COPT Defense Properties	424,902	16,129,280
Cousins Properties, Inc.	612,160	19,313,648
Douglas Emmett, Inc.	528,277	6,244,234
Easterly Government Properties, Inc.	164,958	4,018,377
Empire State Realty Trust, Inc., Class A	530,054	2,682,073
Highwoods Properties, Inc.	407,625	13,504,616
Hudson Pacific Properties, Inc.(a)	197,299	2,716,807
JBG SMITH Properties	218,557	3,070,726
Kilroy Realty Corp.	433,568	16,831,110
NET Lease Office Properties	57,144	668,585
Piedmont Realty Trust, Inc., Class A(a)	464,963	4,505,491
Postal Realty Trust, Inc., Class A	97,876	2,255,063
SL Green Realty Corp.	265,803	14,068,953
Vornado Realty Trust	657,047	25,881,081
		175,448,264
Residential REITs — 13.7%
American Homes 4 Rent, Class A	1,257,169	42,014,588
AvalonBay Communities, Inc.	520,611	96,630,608
BRT Apartments Corp.	39,351	586,723
Camden Property Trust	369,361	40,928,892
Centerspace	62,949	3,452,123
Equity LifeStyle Properties, Inc.	723,282	47,063,960
Equity Residential	1,398,158	92,907,599
Essex Property Trust, Inc.	239,784	68,132,226
Independence Realty Trust, Inc.	878,860	14,615,442
Invitation Homes, Inc.	2,221,529	66,023,842
Mid-America Apartment Communities, Inc.	433,635	57,387,256
NexPoint Residential Trust, Inc.	84,824	2,214,755
Sun Communities, Inc.	457,533	56,496,175
UDR, Inc.	1,215,890	46,398,362
UMH Properties, Inc.	301,625	4,557,554
		639,410,105
Retail REITs — 17.8%
Acadia Realty Trust	501,408	11,266,638
Agree Realty Corp.	443,250	34,484,850
Alexander’s, Inc.	8,098	2,064,990
Brixmor Property Group, Inc.	1,142,678	36,005,784
CBL & Associates Properties, Inc.	68,683	4,032,379
Curbline Properties Corp.	363,545	11,139,019
Federal Realty Investment Trust	321,074	39,842,073
FrontView REIT, Inc.	77,869	1,583,855
Getty Realty Corp.	212,745	7,263,114
InvenTrust Properties Corp.	272,530	9,650,287
Kimco Realty Corp.	2,478,668	63,156,461
Kite Realty Group Trust	758,449	21,706,810
Macerich Co. (The)	1,046,509	27,041,793
NETSTREIT Corp.	342,992	7,357,178
NNN REIT, Inc.	708,922	33,687,973
Phillips Edison & Co., Inc.	471,036	20,014,320
Realty Income Corp.	3,088,899	197,287,979
Regency Centers Corp.	683,630	54,888,653
Saul Centers, Inc.	49,506	1,686,669
Simon Property Group, Inc.	944,500	216,639,965
SITE Centers Corp.	187,361	801,905

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Tanger, Inc.	401,022	$ 16,305,555
Urban Edge Properties	475,155	10,767,012
		828,675,262
Specialized REITs — 26.9%
CubeSmart	848,087	35,161,687
Digital Realty Trust, Inc.	1,126,626	212,391,534
EPR Properties	281,086	17,447,008
Equinix, Inc.	274,998	280,299,961
Extra Space Storage, Inc.	785,946	116,351,446
Farmland Partners, Inc.	153,892	1,438,890
Four Corners Property Trust, Inc.	407,227	10,425,011
Gaming & Leisure Properties, Inc.	1,020,101	45,690,324
Gladstone Land Corp.	152,474	1,236,564
Iron Mountain, Inc.	1,108,321	135,569,825
Lamar Advertising Co., Class A	319,893	51,170,084
Millrose Properties, Inc., Class A	575,141	16,092,445
Outfront Media, Inc.	590,658	18,824,270
Public Storage	605,593	196,315,083
Safehold, Inc.	209,007	3,381,733
Smartstop Self Storage REIT, Inc.	207,472	6,958,611
VICI Properties, Inc.	4,070,042	107,245,607
		1,256,000,083
Total Long-Term Investments — 99.9% (Cost: $4,175,825,820)		4,654,243,652
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	5,027,727	$ 5,027,727
Total Short-Term Securities — 0.1% (Cost: $5,027,727)		5,027,727
Total Investments — 100.0% (Cost: $4,180,853,547)		4,659,271,379
Other Assets Less Liabilities — 0.0%		1,992,948
Net Assets — 100.0%		$ 4,661,264,327

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 4,521,873	$ 505,854 (a)	$ —	$ —	$ —	$ 5,027,727	5,027,727	$ 77,661	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	200	09/18/26	$ 7,928	$ 138,864

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Core U.S. REIT ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,654,243,652	$ —	$ —	$ 4,654,243,652
Short-Term Securities
Money Market Funds	5,027,727	—	—	5,027,727
	$ 4,659,271,379	$ —	$ —	$ 4,659,271,379
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 138,864	$ —	$ —	$ 138,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust